Document and Entity Information	Nov. 14, 2022
Cover [Abstract]
Entity Registrant Name	TJX COMPANIES INC /DE/
Amendment Flag	false
Entity Central Index Key	0000109198
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-4908
Entity Tax Identification Number	04-2207613
Entity Address, Address Line One	770 Cochituate Road
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	(508)
Local Phone Number	390-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	TJX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false